Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 715,102	$ 674,852
Top client
Disaggregation of Revenue [Line Items]
Revenue	81,267	99,994
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	203,741	169,339
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	88,191	89,067
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	124,618	124,826
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 217,285	$ 191,626